Shareholder Report, Holdings (Details) - C000231252 [Member]	Nov. 30, 2025
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
MSCI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%